CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 95,402	$ 13,643	¥ 98,589	¥ 180,907
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,747	1,108	13,656	11,690
Sharebased compensation	722	103	2,824	9,435
Allowance (reversal) of credit losses	(199)	(28)	(357)	519
Provision (reversal) of inventory reserve	1,630	233	278	(425)
Non-cash operating lease expenses	3,515	503	2,093	10,349
Changes in operating assets and liabilities:
Accounts receivable	5,079	726	9,225	18,293
Amounts due from related parties	(2,263)	(324)	(241)	476
Inventories	457	65	(7,235)	3,034
Prepayments and other current assets	15,341	2,194	52	13,348
Other noncurrent assets	9,909	1,417	(11,164)	(2,206)
Accounts payable	(5,116)	(732)	8,047	(2,081)
Amounts due to related parties	(668)	(96)	(2,694)	(2,516)
Deferred revenue and customer advances	(63,297)	(9,051)	(35,368)	(60,483)
Operating lease liabilities	(4,140)	(592)	(2,276)	(6,373)
Accrued expenses and other current liabilities	(12,803)	(1,831)	(16,883)	(1,845)
Net cash provided by operating activities	51,316	7,338	58,546	172,122
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment and intangible assets	(4,903)	(701)	(7,447)	(6,509)
Placements of short-term investments	(671,431)	(96,013)	(252,433)	(380,344)
Proceeds from maturities of short-term investments	716,888	102,514	207,118	380,344
Net cash provided by (used in) investing activities	40,554	5,800	(52,762)	(6,509)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of ordinary shares	(17,187)	(2,458)	(9,631)	(9,542)
Proceeds received from exercise of share options	185	26	47	94
Payment of shareholder dividends	(39,086)	(5,589)	(35,269)
Payment for assets acquired under common control			(57,430)
Net cash used in financing activities	(56,088)	(8,021)	(102,283)	(9,448)
Effect of exchange rate changes on cash and cash equivalents	(7,954)	(1,138)	6,024	7,603
Net change in cash and cash equivalents	27,828	3,979	(90,475)	163,768
Cash and cash equivalents at the beginning of the year	1,123,292	160,629	1,213,767	1,049,999
Cash and cash equivalents at the end of the year	1,151,120	164,608	1,123,292	1,213,767
Supplemental disclosures of cash flow information:
Cash paid for income taxes	4,884	698	21,805	23,276
Supplemental disclosures of noncash information:
Purchase of property and equipment and intangible assets included in accrued expenses and other current liabilities	¥ 3,145	$ 450	840	1,339
Operating lease right-of-use assets obtained in exchange for operating lease liabilities from new leases			¥ 13,081	¥ 830